Financial income (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Other operating income
Interest income from financial assets measured at amortized costs	kr 4,263	kr 2,048		kr 592
Fair value adjustments of securities	0	74		0
Exchange rate adjustments	4,705	0		0
Dividend, securities	1,020	0		0
Total financial income	kr 9,988	kr 2,122	[1]	kr 592	[1]	kr 3,889

[1]	See note 1 to the consolidated financial statements.